Basis of preparation of the consolidated financial statements (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Basis Of Preparation Of Consolidated Financial Statements
Impact on effective tax	R$ 0
Effective rate	15.00%